Expense Example - FidelitySustainableTargetDateFunds-ComboRetailPro - FidelitySustainableTargetDateFunds-ComboRetailPro - Fidelity Sustainable Target Date 2020 Fund - Fidelity Sustainable Target Date 2020 Fund
May 30, 2024 USD ($)
Expense Example:
1 year	$ 44
3 years	138
5 years	241
10 years	$ 542